Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Exercise Price	$ 3.78	$ 3.78
Expected dividends	0.00%	0.00%
Expected dividends	35.00%	35.00%
Rist free interest rate		2.53%
Expected life of warrants	3 years	3 years
Minimum [Member]
Rist free interest rate	2.53%
Maximum [Member]
Rist free interest rate	3.71%